Schedule of Basic and Diluted Net Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss		¥ (61,236)	¥ (159,590)	¥ (91,022)
Less: accretions to preferred shares redemption value			(762,169)	(188,271)
Net loss attributable to Cheche’s ordinary shareholders		¥ (61,236)	¥ (921,759)	¥ (279,293)
Denominator:
Weighted average number of ordinary shares outstanding, basic	[1]	78,043,661	45,415,205	31,780,394
Weighted average number of ordinary shares outstanding, diluted	[2]	78,043,661	45,415,205	31,780,394
Basic net loss per share attributable to Cheche’s ordinary shareholders		¥ (0.78)	¥ (20.30)	¥ (8.79)
Diluted net loss per share attributable to Cheche’s ordinary shareholders		¥ (0.78)	¥ (20.30)	¥ (8.79)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	For the years ended December 31, 2022, 2023 and 2024, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis, 35,185,538, 24,777,946 and nil preferred shares; 1,032,167, 523,097 and 188,752 restricted shares; and 7,975,942, 822,952 and 944,109 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2022, 2023 and 2024, respectively.